Exhibit 99.4 Schedule 5

Loan ID	Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
1968454	XX	XX	XX	C	B	C	B	A	A	C	A	Closed	FCRE1200	2025-01-20 09:40	2025-03-17 09:17	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Originator exception granted for the loan amount, waiver applied with reviewed compactors. - Due Diligence Vendor-03/17/2025 Ready for Review-Document Uploaded. loan amount exception - Seller-01/20/2025 Open-Audited Loan Amount is less than the Guideline Minimum Loan Amount of $300000 File is missing Exception Approval for Loan Amount < $300,000 - Due Diligence Vendor-01/20/2025	Ready for Review-Document Uploaded. loan amount exception - Seller-01/20/2025	Waived-Originator exception granted for the loan amount, waiver applied with reviewed compactors. - Due Diligence Vendor-03/17/2025	Qualifying FICO score is at least 20 points above minimum for program - FICO = 786 Min FICO = 700 DSCR % greater than 1.20 - DSCR = 1.327	75% LTV < 80% maximum allowed. 786 FICO > 700 minimum required.	XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	Originator Post-Close	No	3237639
1968454	XX	XX	XX	C	B	C	B	A	A	C	A	Closed	FPRO0011	2025-01-20 09:27	2025-01-22 16:57	Resolved	1 - Information	C	A	Property	Property	FEMA disaster declared INDIVIDUAL	Resolved-Received Appraisal w/comments from the Appraiser stating no impact on marketability. - Due Diligence Vendor-01/22/2025 Ready for Review-Document Uploaded. disaster inspection - Seller-01/21/2025 Open-Individual – Florida Hurricane Milton (DR-4834-FL) – Incident Period: October 5, 2024 and continuing – File is missing Appraiser Comment – No Damage/No Impact to Marketability - Due Diligence Vendor-01/20/2025	Ready for Review-Document Uploaded. disaster inspection - Seller-01/21/2025	Resolved-Received Appraisal w/comments from the Appraiser stating no impact on marketability. - Due Diligence Vendor-01/22/2025	Qualifying FICO score is at least 20 points above minimum for program - FICO = 786 Min FICO = 700 DSCR % greater than 1.20 - DSCR = 1.327		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	3237535
1968454	XX	XX	XX	C	B	C	B	A	A	C	A	Closed	FCRE8701	2025-01-20 09:16	2025-01-21 14:01	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Missing	Resolved-Received Business Entity Documentation. - Due Diligence Vendor-01/21/2025

Ready for Review-Document Uploaded. LLC docs - Seller-01/20/2025

Open-The Business Entity Formation Document is Missing File is missing documentation for Limited Liability Company (LLC):
• Articles of Organization
• Operating Agreement
o Operating agreement must state the purpose of the LLC, its authorized activity, and its term (which must extend at least for term of our loan). Must include members % of ownership.
• Borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation.
Must reference lender and loan amount.
• EIN / Tax Identification Number
• Certificate of Good Standing from the applicable Secretary of State’s office (generally shouldn’t be more than 60 days out). If the subject property is not located in the same state in which the entity was formed, evidence of good standing is also required from the state where the subject property is located (e.g., Certificate, screen shot from state website)
• Attorney Opinion Letter, attesting that the LLC meets the above requirements
o Opinion letter to confirm borrowers are members of the LLC and individual has authority to sign on behalf of LLC
o the attorney opinion letter to confirm that it is a valid exercise of the LLC’s power to encumber LLC property with our mortgage.
o Percentage of ownership
																							o state who the manager(s) of the LLC are. (borrower should be a manager) - Due Diligence Vendor-01/20/2025	Ready for Review-Document Uploaded. LLC docs - Seller-01/20/2025	Resolved-Received Business Entity Documentation. - Due Diligence Vendor-01/21/2025	Qualifying FICO score is at least 20 points above minimum for program - FICO = 786 Min FICO = 700 DSCR % greater than 1.20 - DSCR = 1.327		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	3237435
1985136	XX	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1506	2025-02-07 18:01	2025-02-11 17:33	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received Supplemental Report. - Due Diligence Vendor-02/11/2025 Ready for Review-Document Uploaded. VOR - Seller-02/10/2025 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. VOR missing from file - Due Diligence Vendor-02/07/2025	Ready for Review-Document Uploaded. VOR - Seller-02/10/2025	Resolved-Received Supplemental Report. - Due Diligence Vendor-02/11/2025	Qualifying DTI below maximum allowed - 9.31% DTI is below 43% maximum Months Reserves exceed minimum required - 42.98 month reserves exceed 6 month minimum required		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NY	Primary Residence	Purchase	NA	N/A	N/A	3380324
1985136	XX	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE5116	2025-02-07 15:36	2025-02-11 17:32	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-Verification of Rent (VOR) received. - Due Diligence Vendor-06/24/2025 Ready for Review-Document Uploaded. private VOR - Seller-02/10/2025 Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Exception in file for private VOR with no proof of payment to landlord provided. However the VOR is missing. Finding remains open and material. Will require management review once received since this is an ATR issue. - Due Diligence Vendor-02/07/2025	Ready for Review-Document Uploaded. private VOR - Seller-02/10/2025	Resolved-Verification of Rent (VOR) received. - Due Diligence Vendor-06/24/2025	Qualifying DTI below maximum allowed - 9.31% DTI is below 43% maximum Months Reserves exceed minimum required - 42.98 month reserves exceed 6 month minimum required	- 12+ reserves - residual income 3k or more - long term employment	XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NY	Primary Residence	Purchase	NA	N/A	N/A	3379198
1985136	XX	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1252	2025-02-07 17:54	2025-02-07 18:02	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Title Document is Incomplete	Waived-Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-02/07/2025 Open-Title Document is Incomplete B2 not on title - Due Diligence Vendor-02/07/2025		Waived-Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-02/07/2025	Qualifying DTI below maximum allowed - 9.31% DTI is below 43% maximum Months Reserves exceed minimum required - 42.98 month reserves exceed 6 month minimum required	- Total debt 10% more under requirement - 12+ mo reserves - residual income 3k or more - long term employment	XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NY	Primary Residence	Purchase	NA	Originator Post-Close	Yes	3380298
1985138	XX	XX	XX	A	A	A	A	A	A	A	A							A	A									XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NY	Primary Residence	Purchase	NA
1985130	XX	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0360	2025-02-10 15:38	2025-02-13 15:18	Resolved	1 - Information	C	A	Credit	Borrower	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Resolved-Received the Gap Report for Jan payment. - Due Diligence Vendor-02/13/2025 Ready for Review-Document Uploaded. JAN payment shows on the GAP report - Seller-02/12/2025 Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Missing proof of January payment for Pennymac - Due Diligence Vendor-02/10/2025	Ready for Review-Document Uploaded. JAN payment shows on the GAP report - Seller-02/12/2025	Resolved-Received the Gap Report for Jan payment. - Due Diligence Vendor-02/13/2025	DSCR % greater than 1.20 - DSCR = 1.35 Months Reserves exceed minimum required - 9 months reserves exceed 3 month minimum required LTV is less than guideline maximum - 36.7% LTV is less than 80% guideline max		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NY	Investment	Purchase	NA	N/A	N/A	3390338